Right-of-use asset and lease liability (Details 5) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments for short-term leases for which recognition exemption has been used	R$ 322,525
Not Later Than One Year One [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments for short-term leases for which recognition exemption has been used	12,037
Later than one year and not later than five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments for short-term leases for which recognition exemption has been used	51,780
Later than five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments for short-term leases for which recognition exemption has been used	R$ 258,708